UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2016

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 57.3%
Australia - 7.3%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	92,810,000	AUD	$86,283,853
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	58,520,000	AUD	53,408,986	(a)
Queensland Treasury Corp., Senior Bonds	3.250%	7/21/26	60,780,000	AUD	49,876,840	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	47,394,000	AUD	44,102,843	(a)

Total Australia					233,672,522

Brazil - 5.2%
Federative Republic of Brazil, Notes	10.000%	1/1/25	219,070,000	BRL	62,309,607
Federative Republic of Brazil, Notes	10.000%	1/1/27	363,905,000	BRL	102,002,723

Total Brazil					164,312,330

Hungary - 4.0%
Republic of Hungary, Bonds	7.000%	6/24/22	5,491,000,000	HUF	25,181,793
Republic of Hungary, Bonds	6.000%	11/24/23	17,144,780,000	HUF	77,489,810
Republic of Hungary, Bonds	5.500%	6/24/25	5,744,490,000	HUF	25,423,224

Total Hungary					128,094,827

Indonesia - 4.8%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	26,326,914
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	772,400,000,000	IDR	67,468,852
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	5,979,925
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	609,200,000,000	IDR	52,241,316

Total Indonesia					152,017,007

Malaysia - 4.3%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	231,170,000	MYR	56,792,915
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	101,200,000	MYR	25,330,883
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	42,960,000	MYR	10,563,974
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	43,909,247

Total Malaysia					136,597,019

Mexico - 12.9%
United Mexican States, Senior Bonds	8.500%	5/31/29	1,843,570,000	MXN	113,618,336
United Mexican States, Senior Bonds	8.500%	11/18/38	1,929,900,000	MXN	122,646,577
United Mexican States, Senior Bonds	7.750%	11/13/42	2,936,800,000	MXN	174,893,920

Total Mexico					411,158,833

New Zealand - 2.3%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	84,995,000	NZD	74,876,375	(a)

Poland - 2.1%
Republic of Poland, Bonds	4.000%	10/25/23	89,276,000	PLN	25,335,996
Republic of Poland, Bonds	3.250%	7/25/25	152,470,000	PLN	41,128,862

Total Poland					66,464,858

Portugal - 2.9%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	16,150,080	EUR	19,655,076	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	56,774,848	EUR	72,256,127	(a)

Total Portugal					91,911,203

South Africa - 5.2%
Republic of South Africa, Bonds	6.750%	3/31/21	349,255,969	ZAR	24,234,509
Republic of South Africa, Bonds	6.500%	2/28/41	1,045,409,535	ZAR	55,656,392
Republic of South Africa, Bonds	8.750%	2/28/48	1,239,348,612	ZAR	84,309,122

Total South Africa					164,200,023

United Kingdom - 6.3%
United Kingdom Gilt, Bonds	1.250%	7/22/18	152,095,000	GBP	201,155,512	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,023,958,382)					1,824,460,509

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Bancaja Fondo de Titulizacion de Activos, 2011 A2	0.015%	4/27/50	2,252,805	EUR	$2,444,299	(a)(b)
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	2,037,972		1,844,606
Fondo de Titulizacion de Activos UCI, 2017 A2	0.028%	12/17/49	6,857,587	EUR	6,007,748	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	10,890,911	EUR	9,931,986	(a)(b)
Marche Mutui Srl, 2006 A2	0.045%	1/27/64	16,600,000	EUR	18,481,804	(a)(b)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,784,585		1,707,499	(c)
Pastor GC Hipotecario, 2005 A2	0.037%	6/21/46	16,471,872	EUR	14,208,004	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	422,408		383,910

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $65,233,625)					55,009,856

CORPORATE BONDS & NOTES - 27.7%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
Ford Motor Credit Co., LLC, Senior Notes	1.483%	3/27/17	24,436,000		24,454,400	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.750%	6/15/18	33,935,000		34,056,691	(b)

TOTAL CONSUMER DISCRETIONARY					58,511,091

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	4,419,000		5,470,700
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	3,808,000		4,710,991
Anadarko Petroleum Corp., Senior Debentures	7.200%	3/15/29	1,271,000		1,476,573
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	3,927,000		4,587,914
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,286,000		1,179,902
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	12,086,000		14,705,701
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,817,000		10,914,256
Devon Energy Corp., Senior Notes	4.750%	5/15/42	1,286,000		1,198,859
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,010,000		982,563
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	5,207,000		6,450,343
Hess Corp., Notes	7.875%	10/1/29	4,045,000		4,924,419
Hess Corp., Notes	7.300%	8/15/31	3,817,000		4,526,596
Hess Corp., Senior Bonds	6.000%	1/15/40	4,114,000		4,203,981
Hess Corp., Senior Bonds	5.600%	2/15/41	3,853,000		3,840,520
Hess Corp., Senior Notes	7.125%	3/15/33	2,520,000		2,846,116
Marathon Oil Corp., Senior Notes	6.800%	3/15/32	3,504,000		3,665,857
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	5,466,000		5,590,363
Marathon Oil Corp., Senior Notes	5.200%	6/1/45	11,896,000		10,666,632

TOTAL ENERGY					91,942,286

FINANCIALS - 18.6%
Banks - 12.8%
Bank Nederlandse Gemeenten NV, Senior Notes	0.743%	7/14/17	25,300,000		25,302,808	(b)(c)
Citigroup Inc., Senior Bonds	1.385%	3/10/17	9,779,000		9,787,606	(b)
Citigroup Inc., Senior Bonds	1.424%	4/27/18	29,028,000		29,087,537	(b)
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	24,860,000		25,081,652
Corporacion Andina de Fomento, Senior Notes	1.302%	1/29/18	44,980,000		45,064,383	(b)
Dexia Credit Local SA, Senior Notes	1.065%	1/11/17	24,476,000		24,490,979	(b)(c)
Dexia Credit Local SA, Senior Notes	1.036%	6/5/18	46,769,000		46,565,742	(b)
Export-Import Bank of Korea, Senior Notes	1.423%	1/14/17	15,558,000		15,576,685	(b)
Export-Import Bank of Korea, Senior Notes	1.418%	5/12/17	61,908,000		61,923,972	(b)
Export-Import Bank of Korea, Senior Notes	1.443%	8/14/17	59,273,000		59,208,511	(b)
JPMorgan Chase Bank N.A., Senior Bonds	1.310%	9/21/18	19,415,000		19,429,561	(b)
Wells Fargo & Co., Senior Notes	1.740%	7/26/21	45,335,000		45,478,621	(b)

Total Banks					406,998,057

Capital Markets - 4.4%
Goldman Sachs Group Inc., Senior Notes	1.917%	11/15/18	112,757,000		113,666,949	(b)
Macquarie Bank Ltd., Senior Notes	1.364%	10/27/17	26,717,000		26,715,584	(b)(c)

Total Capital Markets					140,382,533

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.4%
Berkshire Hathaway Inc., Senior Notes	3.125%	3/15/26	3,986,000	$4,189,525
Svensk Exportkredit AB, Senior Notes	0.943%	9/28/17	40,142,000	40,160,345	(b)

Total Diversified Financial Services				44,349,870

TOTAL FINANCIALS				591,730,460

INFORMATION TECHNOLOGY - 4.4%
IT Services - 1.2%
Hewlett-Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000	37,176,779	(c)

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc., Senior Notes	4.500%	2/23/36	22,234,000	25,388,693
Apple Inc., Senior Notes	4.650%	2/23/46	56,529,000	65,230,283
Dell Inc., Senior Notes	6.500%	4/15/38	12,721,000	12,212,160

Total Technology Hardware, Storage & Peripherals				102,831,136

TOTAL INFORMATION TECHNOLOGY				140,007,915

TOTAL CORPORATE BONDS & NOTES (Cost - $853,488,476)				882,191,752

MUNICIPAL BONDS - 0.9%
Georgia - 0.9%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,143,000	6,942,690
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,721,000	19,792,973

TOTAL MUNICIPAL BONDS (Cost - $21,156,231)				26,735,663

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.9%
U.S. Government Obligations - 10.9%
U.S. Treasury Bonds	3.000%	11/15/45	72,062,300	82,224,237
U.S. Treasury Notes	0.440%	4/30/18	249,635,000	249,842,946	(b)
U.S. Treasury Notes	0.424%	7/31/18	14,905,000	14,903,003	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $338,023,338)				346,970,186

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,301,860,052)				3,135,367,966

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class	0.400%		41,972,659	41,972,659
State Street Institutional Treasury Money Market Fund, Premier Class	0.186%		858,557	858,557

TOTAL SHORT-TERM INVESTMENTS (Cost - $42,831,216)				42,831,216

TOTAL INVESTMENTS - 99.8% (Cost - $3,344,691,268#)				3,178,199,182
Other Assets in Excess of Liabilities - 0.2%				5,595,419

TOTAL NET ASSETS - 100.0%				$3,183,794,601

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,824,460,509	—	$1,824,460,509
Collateralized Mortgage Obligations	—	55,009,856	—	55,009,856
Corporate Bonds & Notes	—	882,191,752	—	882,191,752
Municipal Bonds	—	26,735,663	—	26,735,663
U.S. Government & Agency Obligations	—	346,970,186	—	346,970,186

Total Long-Term Investments	—	$3,135,367,966	—	$3,135,367,966

Short-Term Investments†	42,831,216	—	—	42,831,216

Total Investments	$42,831,216	$3,135,367,966	—	$3,178,199,182

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$15,012,497	—	$15,012,497

Total	$42,831,216	$3,150,380,463	—	$3,193,211,679

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$6,105,167	—	$6,105,167

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$97,426,026
Gross unrealized depreciation	(263,918,112)

Net unrealized depreciation	$(166,492,086)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	731,400,000	USD	86,410,491	HSBC Bank USA, N.A.	10/14/16	$5,079,166
SEK	861,200,000	USD	100,531,139	HSBC Bank USA, N.A.	10/20/16	(62,071)
CLP	32,540,000,000	USD	47,858,572	HSBC Bank USA, N.A.	10/21/16	1,557,704
CLP	33,290,000,000	USD	48,678,842	HSBC Bank USA, N.A.	11/7/16	1,798,434
CLP	11,020,000,000	USD	16,306,600	HSBC Bank USA, N.A.	11/7/16	402,910
EUR	163,020,000	USD	181,095,658	Citibank N.A.	11/10/16	2,343,498
USD	122,358,887	EUR	108,190,000	Citibank N.A.	11/10/16	617,492
USD	33,969,785	EUR	30,300,000	HSBC Bank USA, N.A.	11/10/16	(125,458)
NOK	598,400,000	USD	72,948,210	HSBC Bank USA, N.A.	11/14/16	1,912,458
NZD	26,600,000	USD	19,391,932	JPMorgan Chase & Co.	11/16/16	(56,633)
NZD	25,570,000	USD	18,564,843	JPMorgan Chase & Co.	11/16/16	21,759
USD	106,883,170	NZD	147,970,000	Morgan Stanley & Co. Inc.	11/16/16	(674,883)
CLP	27,649,000,000	USD	41,347,390	HSBC Bank USA, N.A.	11/18/16	539,312
AUD	88,550,000	USD	67,681,864	Morgan Stanley & Co. Inc.	11/18/16	23,414
SEK	954,100,000	USD	113,732,268	HSBC Bank USA, N.A.	12/5/16	(2,179,853)
GBP	100,470,000	USD	133,393,014	Citibank N.A.	12/9/16	(3,006,269)
INR	10,084,000,000	USD	148,766,671	Barclays Bank PLC	12/21/16	716,350

Total						$8,907,330

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016